Stockholder's Equity	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Stockholder's Equity	Stockholders' Equity
Trust Common Shares
The Trust is authorized to issue 500,000,000 Trust common shares and the Company is authorized to issue a corresponding number of LLC interests. The Company will, at all times, have the identical number of LLC interests outstanding as Trust shares. Each Trust share represents an undivided beneficial interest in the Trust, and each Trust share is entitled to one vote per share on any matter with respect to which members of the Company are entitled to vote. In December 2016, the Company completed an offering of 5,600,000 Trust common shares at an offering price of $18.65 per share.
Trust Preferred Shares
The Trust is authorized to issue up to 50,000,000 Trust preferred shares and the Company is authorized to issue a corresponding number of Trust Interests.
Series B Preferred Shares
On March 13, 2018, the Trust issued 4,000,000 7.875% Series B Preferred Shares (the "Series B Preferred Shares") with a liquidation preference of $25.00 per share, for gross proceeds of $100.0 million, or $96.5 million net of underwriters' discount and issuance costs. Distributions on the Series B Preferred Shares will be payable quarterly in arrears, when and as declared by the Company's board of directors on January 30, April 30, July 30, and October 30 of each year, beginning on July 30, 2018, at a rate per annum of 7.875%. Distributions on the Series B Preferred Shares are cumulative and at December 31, 2018, $1.3 million of Series B distributions are accumulated and unpaid. Unless full cumulative distributions on the Series B Preferred Shares have been or contemporaneously are declared and set apart for payment of the Series B Preferred Shares for all past distribution periods, no distribution may be declared or paid for payment on the Trust common shares. The Series B Preferred Shares are not convertible into
Trust common shares and have no voting rights, except in limited circumstances as provided for in the share designation for the Series B Preferred Shares. The Series B Preferred Shares may be redeemed at the Company's option, in whole or in part, at any time after April 30, 2028, at a price of $25.00 per share, plus any accumulated and unpaid distributions (thereon whether authorized or declared) to, but excluding, the redemption date. Holders of Series B Preferred Shares will have no right to require the redemption of the Series B Preferred Shares and there is no maturity date.
If a certain tax redemption event occurs prior to April 30, 2028, the Series B Preferred Shares may be redeemed at the Company's option, in whole but not in part, upon at least 30 days’ notice, within 60 days of the occurrence of such tax redemption event, at a price of $25.25 per share, plus accumulated and unpaid distributions to, but excluding, the redemption date. If a certain fundamental change related to the Series B Preferred Shares or the Company occurs (whether before, on or after April 30, 2028), the Company will be required to repurchase the Series B Preferred Shares at a price of $25.25 per share, plus accumulated and unpaid distributions to, but excluding, the date of purchase. If (i) a fundamental change occurs and (ii) the Company does not give notice prior to the 31st day following the fundamental change to repurchase all the outstanding Series B Preferred Shares, the distribution rate per annum on the Series B Preferred Shares will increase by 5.00%, beginning on the 31st day following such fundamental change. Notwithstanding any requirement that the Company repurchase all of the outstanding Series B Preferred Shares, the increase in the distribution rate is the sole remedy to holders in the event the Company fails to do so, and following any such increase, the Company will be under no obligation to repurchase any Series B Preferred Shares.
Series A Preferred Shares
On June 28, 2017, the Trust issued 4,000,000 7.250% Series A Preferred Shares (the "Series A Preferred Shares") with a liquidation preference of $25.00 per share, for gross proceeds of $100.0 million, or $96.4 million net of underwriters' discount and issuance costs. When, and if declared by the Company's board of directors, distribution on the Series A Preferred Shares will be payable quarterly on January 30, April 30, July 30, and October 30 of each year, beginning on October 30, 2017, at a rate per annum of 7.250%. Distributions on the Series A Preferred Shares are discretionary and non-cumulative. The Company has no obligation to pay distributions for a quarterly distribution period if the board of directors does not declare the distribution before the scheduled record of date for the period, whether or not distributions are paid for any subsequent distribution periods with respect to the Series A Preferred Shares, or the Trust common shares. If the Company's board of directors does not declare a distribution for the Series A Preferred Shares for a quarterly distribution period, during the remainder of that quarterly distribution period the Company cannot declare or pay distributions on the Trust common shares. The Series A Preferred Shares are not convertible into Trust common shares and have no voting rights, except in limited circumstances as provided for in the share designation for the Series A Preferred Shares.
The Series A Preferred Shares may be redeemed at the Company's option, in whole or in part, at any time after July 30, 2022, at a price of $25.00 per share, plus declared and unpaid distribution to, but excluding, the redemption date, without payment of any undeclared distributions. Holders of Series A Preferred Shares will have no right to require the redemption of the Series A Preferred Shares and there is no maturity date.
If a certain tax redemption event occurs prior to July 30, 2022, the Series A Preferred Shares may be redeemed at the Company's option, in whole but not in part, upon at least 30 days’ notice, within 60 days of the occurrence of such tax redemption event, at a price of $25.25 per share, plus declared and unpaid distributions to, but excluding, the redemption date, without payment of any undeclared distributions. If a certain fundamental change related to the Series A Preferred Shares or the Company occurs (whether before, on or after July 30, 2022), the Company will be required to repurchase the Series A Preferred Shares at a price of $25.25 per share, plus declared and unpaid distributions to, but excluding, the date of purchase, without payment of any undeclared distributions. If (i) a fundamental change occurs and (ii) the Company does not give notice prior to the 31st day following the fundamental change to repurchase all the outstanding Series A Preferred Shares, the distribution rate per annum on the Series A Preferred Shares will increase by 5.00%, beginning on the 31st day following such fundamental change. Notwithstanding any requirement that the Company repurchase all of the outstanding Series A Preferred Shares, the increase in the distribution rate is the sole remedy to holders in the event the Company fails to do so, and following any such increase, the Company will be under no obligation to repurchase any Series A Preferred Shares.
Profit Allocation Interests
The Profit Allocation Interests represent the original equity interest in the Company. The holders of the Allocation Interests (“Holders”), through Sostratus LLC, are entitled to receive distributions pursuant to a profit allocation formula upon the occurrence of certain events. The distributions of the profit allocation is paid upon the occurrence of the sale of a material amount of capital stock or assets of one of the Company’s businesses (“Sale Event”) or, at the option of the Holders, at each five year anniversary date of the acquisition of one of the Company’s businesses (“Holding Event”).
The Company records distributions of the profit allocation to the Holders upon occurrence of a Sale Event or Holding Event as dividends declared on Allocation Interests to stockholders’ equity when they are approved by the Company’s board of directors.
There were no allocation payments made to the Allocation Interest Holders in 2018. The following is a summary of the profit allocation payments made to the Allocation Interest Holders during each of the year ended December 31, 2017 and 2016:
Year ended December 31, 2017

•
The Company's board of directors approved and declared a profit allocation payment in the fourth quarter of 2016 to the Allocation Interest Holders of $13.4 million related to the FOX November Offering (refer to Note P - "Investment"). This amount was recorded as "Due to related parties" in the accompanying balance sheet at December 31, 2016, and was paid in the first quarter of 2017.

•	$25.8 million paid in the second quarter of 2017 resulting from the sale of FOX shares in March 2017 (refer to Note P - "Investment") which qualified as a Sale Event under the Company's LLC Agreement.
Year ended December 31, 2016

•	$8.6 million paid in the second quarter as a result of a Sale Event related to the sale of FOX shares in March 2016 (refer to "Note P - Investment");

•
$8.2 million paid in the third quarter as a result of the five year ownership holding period of our ACI business. The payment is in respect of its positive contribution-based profit during the five years ended June 30, 2016;

•
$7.0 million paid in the fourth quarter as a result of a Sale Event related to the sale of FOX shares in August 2016 (refer to "Note P - Investment") and the sale of Tridien in September 2016 (refer to "Note Q - Discontinued Operations"). Under the terms of the Company's LLC Agreement, the Company offset the profit allocation distribution resulting from the FOX Sale Event by the negative profit allocation amount from the Tridien Sale Event, resulting in a net distribution to the Allocation Member;

Reconciliation of net income (loss) available to common shares of Holdings
The following table reconciles net loss attributable to Holdings to net loss attributable to the common shares of Holdings:

	Year ended December 31,
(in thousands)	2018	2017	2016

Net income (loss) from continuing operations attributable to Holdings	$(24,094)	$5,865	$41,593

Less: Distributions paid - Allocation Interests	—	39,188	23,779
Less: Distributions paid - Preferred Shares	12,179	2,457	—
Less: Accrued distributions - Preferred Shares	1,334	—	—

Net income (loss) from continuing operations attributable to common shares of Holdings	$(37,607)	$(35,780)	$17,814
Earnings per share
Basic and diluted earnings per share for the fiscal year ended December 31, 2018, 2017 and 2016 is calculated as follows:

	2018	2017	2016
Income (loss) from continuing operations attributable to common shares of Holdings	$(37,607)	$(35,780)	$17,814
Less: Effect of contribution based profit—Holding Event	5,893	10,072	2,862
Income (loss) from Holdings attributable to common shares	$(43,500)	$(45,852)	$14,952

Income from discontinued operations attributable to Holdings	$18,392	$22,126	$13,092
Less: Effect of contribution based profit	—	2,654	—

Income from discontinued operations of Holdings attributable to common shares	$18,392	$19,472	$13,092

Basic and diluted weighted average common shares of Holdings outstanding	59,900	59,900	54,591

Basic and fully diluted income (loss) per common share attributable to Holdings
Continuing operations	$(0.73)	$(0.77)	$0.27
Discontinued operations	$0.31	$0.33	$0.24
	$(0.42)	$(0.44)	$0.51

Distributions
The following table summarizes information related to our quarterly cash distributions on our Trust common and preferred shares:

Period	Cash Distribution per Share	Total Cash Distributions	Record Date	Payment Date
		(in thousands)
Trust Common Shares:
October 1, 2018 - December 31, 2018 (1)	$0.36	$21,564	January 17, 2019	January 24, 2019
July 1, 2018 - September 30, 2018	$0.36	$21,564	October 18, 2018	October 25, 2018
April 1, 2018 - June 30, 2018	$0.36	$21,564	July 19, 2018	July 26, 2018
January 1, 2018 - March 31, 2018	$0.36	$21,564	April 19, 2018	April 26, 2018
October 1, 2017 - December 31, 2017	$0.36	$21,564	January 19, 2018	January 25, 2018
July 1, 2017 - September 30, 2017	$0.36	$21,564	October 19, 2017	October 26, 2017
April 1, 2017 - June 30, 2017	$0.36	$21,564	July 20, 2017	July 27, 2017
January 1, 2017 - March 31, 2017	$0.36	$21,564	April 20, 2017	April 27, 2017
October 1, 2016 - December 31, 2016	$0.36	$21,564	January 19, 2017	January 26, 2017
July 1, 2016 - September 30, 2016	$0.36	$21,564	October 20, 2016	October 27, 2016
April 1, 2016 - June 30, 2016	$0.36	$21,564	July 21, 2016	July 28, 2016
January 1, 2016 - March 31, 2016	$0.36	$21,564	April 22, 2016	April 28, 2016

Series A Preferred Shares:
October 30, 2018 - January 29, 2019 (1)	$0.453125	$1,813	January 15, 2019	January 30, 2019
July 30, 2018 - October 29, 2018	$0.453125	$1,813	October 15, 2018	October 30, 2018
April 30, 2018 - July 29, 2018	$0.453125	$1,813	July 16, 2018	July 30, 2018
January 30, 2018 - April 29, 2018	$0.453125	$1,813	April 15, 2018	April 30, 2018
October 30, 2017 - January 29, 2017	$0.453125	$1,813	January 15, 2018	January 30, 2018
June 28, 2017 - October 29, 2017	$0.61423611	$2,457	October 15, 2017	October 30, 2017

Series B Preferred Shares:
October 30, 2018 - January 29, 2019 (1)	$0.4921875	$1,969	January 15, 2019	January 30, 2019
July 30, 2018 - October 29, 2018	$0.4921875	$1,969	October 15, 2018	October 30, 2018
March 13, 2018 - July 29, 2018	$0.74	$2,960	July 16, 2018	July 30, 2018
(1) This distribution was     declared on January 3, 2019.